Secured Borrowings (Term Loan Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 14, 2011 item	Nov. 21, 2013 Term Loan [Member]	May 21, 2013 Term Loan [Member]	Dec. 18, 2012 Term Loan [Member]	Aug. 09, 2012 Term Loan [Member]	Nov. 19, 2013 Term Loan [Member]	Dec. 31, 2013 Term Loan [Member] item	Dec. 31, 2012 Term Loan [Member]	Mar. 31, 2014 Term Loan [Member] item
Secured Borrowings (Textual) [Abstract]
Notes issued		$ 50,000,000						$ 395,000,000
Term loan issued at offering price								96.00%
Amount of amortized discount								15,800,000		10,210,000	12,416,000
Interest payable based on LIBOR						3.50%	4.50%	5.50%
Debt instrument LIBOR floor rate						1.00%		1.25%
Debt proceeds used to repay B&B Air Acquisition Facility										266,700,000
Repayment of B&B air acquisition facility										122,500,000
Number of aircraft financed										16
Remaining debt proceeds										112,500,000
Financed additional aircraft										7
Prepayment penalty						1.00%	1.00%
Prepayment penalty, amount						3,800,000	3,900,000
Incremental borrowing, percentage of principal amount					99.75%
Proceeds from issuance of debt					102,000,000
Payments of debt extinguishment costs	3,856,000				1,200,000		4,200,000
Proceeds held in escrow account										33,600,000
Acquisition of a portfolio of aircraft				49								2
Loan to value ratio					70.00%				67.50%
Quarterly principal payments										5,900,000
Repayment of debt	444,607,000	847,607,000	204,867,000							19,800,000	4,900,000
Increase in term loan amount					105,000,000
Percentage of outstanding principal amount being repaid										101.00%
Entities default obligation										50,000,000
Accrued interest on the notes										$ 2,900,000	$ 3,200,000
Number of aircraft financed by notes										28